RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statement of Stockholders' Equity (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity	$ 707,826	$ 844,777	$ 980,141	$ 1,065,823	$ 829,947	$ 195,508	$ 186,240	$ 41,856
Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity	1,799,101	1,668,362	1,540,037	1,483,724	1,168,147	383,961	284,779	76,107
Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity	$ (1,091,196)	$ (823,629)	(560,174)	(417,940)	(338,236)	(188,480)	$ (98,565)	(34,272)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity			987,476	1,078,935	880,804	(188,479)		(31,206)
As Previously Reported | Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity			1,560,820			0		3,065
As Previously Reported | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity			(573,622)			$ (188,480)		$ (34,272)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity			(7,335)	$ (13,110)	$ (50,855)
Adjustments | Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity			(20,783)
Adjustments | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity			$ 13,448